PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Cash Distributions) (Details) (USD $)	0 Months Ended				12 Months Ended			0 Months Ended
	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 14, 2014 Subsequent Event	Feb. 14, 2014 General partner Subsequent Event	Nov. 14, 2013 Limited partners, Common	Aug. 14, 2013 Limited partners, Common	May 15, 2013 Limited partners, Common	Feb. 14, 2013 Limited partners, Common	Feb. 14, 2014 Limited partners, Common Subsequent Event	Nov. 14, 2013 Subordinated	Aug. 14, 2013 Subordinated	May 15, 2013 Subordinated	Feb. 14, 2013 Subordinated	Feb. 14, 2014 Subordinated Subsequent Event	Nov. 14, 2013 General Partner Units	Aug. 14, 2013 General Partner Units	May 15, 2013 General Partner Units	Feb. 14, 2013 General Partner Units	Feb. 14, 2014 General Partner Units Subsequent Event
Distribution Made to Limited Partner [Line Items]
Per-unit distribution	$ 0.46	$ 0.435	$ 0.42	$ 0.41				$ 0.48
Distributions to unitholders	$ 25,108,000	$ 23,740,000	$ 20,923,000	$ 20,425,000	$ 90,196,000	$ 0	$ 0	$ 26,366,000		$ 13,377,000	$ 12,647,000	$ 10,253,000	$ 10,009,000	$ 13,958,000	$ 11,229,000	$ 10,618,000	$ 10,252,000	$ 10,008,000	$ 11,717,000	$ 502,000	$ 475,000	$ 418,000	$ 408,000	$ 691,000
General partner's IDRs									$ 163,000